Cost of Revenue (Details) - Schedule of Cost of Revenue - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Cost of Revenue [Line Items]
Cost of Revenue	$ 38,292,249	$ 15,616,500
Content Acquisition And Royalty Costs [Member]
Schedule of Cost of Revenue [Line Items]
Cost of Revenue	28,185,088	8,361,062
Live events cost [Member]
Schedule of Cost of Revenue [Line Items]
Cost of Revenue	1,438,349	2,046,802
Payment processing and agency fees [Member]
Schedule of Cost of Revenue [Line Items]
Cost of Revenue	3,455,207	2,664,755
Technology infrastructure costs [Member]
Schedule of Cost of Revenue [Line Items]
Cost of Revenue	2,190,032	1,552,191
Amortization of intangible assets (note 10) [Member]
Schedule of Cost of Revenue [Line Items]
Cost of Revenue	2,323,251	706,792
Branded content [Member]
Schedule of Cost of Revenue [Line Items]
Cost of Revenue	218,535	151,865
Online and other costs [Member]
Schedule of Cost of Revenue [Line Items]
Cost of Revenue	5,175	133,033
Barter transaction cost [Member]
Schedule of Cost of Revenue [Line Items]
Cost of Revenue	$ 476,612